Employee benefits - Executive compensation - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [abstract]
Short-term benefits excluding employer social security contributions	€ (16.0)	€ (13.0)	€ (15.0)
Termination benefits	(2.0)
Short-term benefits employer's social security contributions	(5.0)	(4.0)	(5.0)
Post-employment benefits	0.0	0.0	0.0
Share-based compensation	€ (2.0)	€ (2.0)	€ (1.0)